CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 264,488,162	$ 138,496,690	$ 58,662,900
Interest expense	(18,378,823)	(10,102,290)	(4,101,528)
Total Net Revenues	246,109,339	128,394,400	54,561,372
Operating cost and expenses:
Execution and clearing	(31,143,578)	(12,645,113)	(2,519,238)
Employee compensation and benefits (including share-based compensation of US$4,062,600, US$6,054,612 and US$13,370,377 for the years ended December 31, 2019, 2020 and 2021, respectively)	(87,160,214)	(50,039,073)	(35,787,458)
Occupancy, depreciation and amortization	(6,134,991)	(4,735,881)	(3,572,260)
Communication and market data	(22,121,263)	(10,320,505)	(6,494,006)
Marketing and branding	(59,264,634)	(15,871,777)	(7,103,178)
General and administrative	(22,705,839)	(13,748,818)	(9,259,484)
Total operating cost and expenses	(228,530,519)	(107,361,167)	(64,735,624)
Other income:
Fair value change from convertible bonds	4,194,848
Others, net	(2,719,196)	996,559	869,028
(Loss) income before income taxes	19,054,472	22,029,792	(9,305,224)
Income tax benefit (expense)	(4,363,771)	(2,850,547)	3,355,366
Net (loss) income	14,690,701	19,179,245	(5,949,858)
Less:
Net income attributable to redeemable non-controlling interests		3,114,452	639,573
Net (loss) income attributable to ordinary shareholders of UP Fintech Holding Limited	$ 14,690,701	$ 16,064,793	$ (6,589,431)
Net (loss) income per share attributable to ordinary shareholders of UP Fintech Holding Limited:
Basic	$ 0.01	$ 0.01	$ 0.00
Diluted	$ 0.01	$ 0.01	$ 0.00
Weighted average shares used in calculating net (loss) income per ordinary share:
Basic	2,205,186,257	2,117,904,025	1,751,784,176
Diluted	2,335,717,204	2,162,232,325	1,751,784,176
Other comprehensive (loss) income, net of tax:
Unrealized gain on available-for-sale securities (net of tax effect of nil, US$6,284 and nil for the years ended December 31, 2019, 2020 and 2021, respectively)	$ 1,899,605	$ 41,149
Change in cumulative foreign currency translation adjustment	1,839,022	3,752,464	$ (321,433)
Total Comprehensive (loss) income	18,429,328	22,972,858	(6,271,291)
Total Comprehensive income attributable to redeemable non-controlling interests		3,114,452	639,573
Total Comprehensive (loss) income attributable to ordinary shareholders of UP Fintech Holding Limited	18,429,328	19,858,406	(6,910,864)
Commissions
Revenues:
Revenues	147,198,648	77,628,521	26,697,958
Financing service fees
Revenues:
Revenues	9,268,819	6,576,622	7,926,766
Interest income
Revenues:
Revenues	70,335,156	31,754,541	16,505,185
Other revenues
Revenues:
Revenues	$ 37,685,539	$ 22,537,006	$ 7,532,991